Investment properties (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Description of fair value measurements of investment properties	For the next 5 years, an average ARS / US$ exchange rate with an upward trend was considered, starting at ARS 163.65 (corresponding to the year ended June 30, 2023) and arriving at ARS 622.06 in 2028. In the long term, a nominal devaluation rate of 5.57% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 70.9% (corresponding to the year ended June 30, 2023) and stabilizes at 8.0% after 5 years.	For the next 5 years, an average ARS / US$ exchange rate with an upward trend was considered, starting at ARS 116.94 (corresponding to the year ended June 30, 2022) and arriving at ARS 376.56 in 2027. In the long term, a nominal devaluation rate of 27.5% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 44.1% (corresponding to the year ended June 30, 2022) and stabilizes at 30.0% after 5 years.	Fiscal year 2020: For the next 5 years, an average ARS / US$ exchange rate with an upward trend was considered, starting at ARS 86.21 (corresponding to the year ended June 30, 2021) and arriving at ARS 243.89 in 2026. In the long term, a nominal devaluation rate of 21.1% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 47.9% (corresponding to the year ended June 30, 2021) and stabilizes at 23.2% after 5 years.
Net realized gain from fair value in investment	$ 9,513	$ 23,493	$ 1,641	$ 1,152
Change in fair value realized from sale		2,552	20,297
Book value of investment property assets	2,215	2,832
Proceeds from sale of property	25,977	30,394	961
Caballito Ferro Land [Member]
Statement [Line Items]
Net realized gain from fair value in investment			228	667
Monetary benefit			8
Non-monetary benefit			887
200 Della Paolera [Member]
Statement [Line Items]
Net realized gain from fair value in investment			1,413
Proceeds from sale of property			1,413
Torre Boston [Member]
Statement [Line Items]
Change in fair value realized from sale		1,776
Proceeds from sale of property		8,911
Bouchard 710 [Member]
Statement [Line Items]
Change in fair value realized from sale		771	9,574
Proceeds from sale of property		8,803
Garages In Bouchard 557 [Member]
Statement [Line Items]
Change in fair value realized from sale		25	56
Proceeds from sale of property		31
Casona Hudson [Member]
Statement [Line Items]
Net realized gain from fair value in investment	103	121
Proceeds from sale of property	18
Merlo Land [Member]
Statement [Line Items]
Net realized gain from fair value in investment	22	105
Proceeds from sale of property	83
Mariano Acosta Land [Member]
Statement [Line Items]
Net realized gain from fair value in investment	25	100
Proceeds from sale of property	75
Libertador building [Member]
Statement [Line Items]
Net realized gain from fair value in investment	104	217
Proceeds from sale of property	113
Catalinas building's floors [Member]
Statement [Line Items]
Net realized gain from fair value in investment	2,733	7,956
Proceeds from sale of property	5,223
Rep?blica building [Member]
Statement [Line Items]
Net realized gain from fair value in investment	6,526	$ 14,994
Proceeds from sale of property	$ 8,468
Boston Tower [Member]
Statement [Line Items]
Change in fair value realized from sale			10,667
La Malteria [Member]
Statement [Line Items]
Disposals			$ 485	$ 485